Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Management Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	168
Nonvested, Number of Units, Granted	32
Nonvested, Number of Units, Dividends	3
Nonvested, Number of Units, Forfeited or expired	(1)
Nonvested, Number of Units, Vested and issued	(75)
Nonvested/unissued, Number of Units, Ending balance	127	168
Weighted-average grant date fair value, Beginning balance	$ 55.62
Weighted-average grant date fair value, Granted	85.44	$ 59.05	$ 63.09
Weighted-average grant date fair value, Dividends	0
Weighted-average grant date fair value, Forfeited or expired	59.02
Weighted-average grant date fair value, Vested and issued	51.93
Weighted-average grant date fair value, Ending balance	$ 63.98	$ 55.62
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	262
Nonvested, Number of Units, Granted	106
Nonvested, Number of Units, Dividends	7
Nonvested, Number of Units, Forfeited or expired	(1)
Nonvested, Number of Units, Vested and issued	(69)
Nonvested/unissued, Number of Units, Ending balance	305	262
Weighted-average grant date fair value, Beginning balance	$ 46.41
Weighted-average grant date fair value, Granted	85.39	$ 60.39	$ 63.09
Weighted-average grant date fair value, Dividends	0
Weighted-average grant date fair value, Forfeited or expired	69.85
Weighted-average grant date fair value, Vested and issued	53.28
Weighted-average grant date fair value, Ending balance	$ 57.41	$ 46.41